Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 18, 2020
Document Effective Date	Dec. 18, 2020
Prospectus Date	Aug. 31, 2020
Virtus FORT Trend Fund | Class R6
Prospectus:
Trading Symbol	VRPAX
Virtus FORT Trend Fund | Class I
Prospectus:
Trading Symbol	VAPIX
Virtus FORT Trend Fund | Class C
Prospectus:
Trading Symbol	VAPCX
Virtus FORT Trend Fund | Class A
Prospectus:
Trading Symbol	VAPAX